Segment information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 1		$ 1
Interest Revenue (Expense), Net [Abstract]
Interest revenue	30	29
Interest expense	151	135
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	18	53
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	5,259	5,124
Sales and other income	5,013	4,845
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	1,780	1,882
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	1,780	1,882
Exploration Cost	(267)	(196)
General and administrative expenses	(213)	(207)
Market development costs	(6)	(6)
Non-hedge derivative gain/(loss) and movement on bonds	174	199
Taxation expense	(555)	(452)
Noncontrolling interests	(13)	(32)
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	13,238		11,185
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	1		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	17	20
Interest expense	3	4
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	0	(2)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,701	1,916
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	583	725
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	583	725
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	3,719		2,974
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	5	1
Interest expense	2	0
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	42	74
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,964	1,801
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	730	709
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	730	709
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	4,802		4,365
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	3
Interest expense	1	0
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	335	285
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	87	34
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	87	34
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	975		714
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	5	4
Interest expense	2	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,243	1,109
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	535	546
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	535	546
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	2,792		2,527
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1
Interest expense	143	129
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(24)	(19)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	16	13
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(155)	(132)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(155)	(132)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	950		605
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	$ (246)	$ (279)